10-Q CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED AND COMMON STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001